Harbor All-Weather Inflation Focus ETF (currently, Harbor Commodity All-Weather Strategy ETF) (Consolidated)

Harbor Corporate Culture ETF

Harbor Corporate Culture Leaders ETF

Harbor Disruptive Innovation ETF

Harbor Dividend Growth Leaders ETF

Harbor Energy Transition Strategy ETF (Consolidated)

Harbor Health Care ETF

Harbor International Compounders ETF

Harbor Long-Term Growers ETF

Harbor Scientific Alpha High-Yield ETF

Harbor Scientific Alpha Income ETF

Harbor All-Weather Inflation Focus ETF (currently, Harbor Commodity All-Weather Strategy ETF)

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Principal Amounts, Value and Cost in Thousands

SHORT-TERM INVESTMENTS—83.5%

Principal Amount	Value

U.S. TREASURY BILLS—83.5%
U.S. Treasury Bill
$ 36,183 4.029%—02/09/2023†	$36,150
23,017 4.321%—03/30/2023†	22,853

TOTAL SHORT-TERM INVESTMENTS (Cost $59,010)	59,003

TOTAL INVESTMENTS—83.5% (Cost $59,010)	59,003

CASH AND OTHER ASSETS, LESS LIABILITIES—16.5%	11,622

TOTAL NET ASSETS—100%.	$70,625

SWAP AGREEMENTS

OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES

Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)

Macquarie Bank Limited	0.120%	Pay	Quantix Inflation Index	02/28/2023	Monthly	$70,622	$—	$—	$—

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor All-Weather Inflation Focus ETF (currently, Harbor Commodity All-Weather Strategy ETF)

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity

1

The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended January 31, 2023.

Commodity	Weight

Gold	32.1%
Brent Crude Oil	13.3
RBOB Gasoline	9.6
Aluminum	6.0
Copper	5.5
Heating Oil	5.4
Zinc	5.4
GasOil	4.1
Corn	3.9
Soybeans	3.4
Nickel	3.2
Soybean Oil	2.3
Sugar	2.0
WTI Crude Oil	1.9
Silver	1.9

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Corporate Culture ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—94.5%

Shares		Value

AEROSPACE & DEFENSE—2.0%
6,305	Lockheed Martin Corp.	$2,921
3,561	Northrop Grumman Corp.	1,595

		4,516

AIRLINES—0.7%
15,831	Delta Air Lines, Inc. *	619
15,067	Southwest Airlines Co.	539
7,532	United Airlines Holdings, Inc. *	369

		1,527

AUTOMOBILES—0.3%
53,312	Ford Motor Co.	720

BANKS—3.8%
87,783	Bank of America Corp.	3,115
2,330	First Republic Bank	328
35,516	JPMorgan Chase & Co.	4,971
751	SVB Financial Group *	227

		8,641

BEVERAGES—2.7%
45,319	Coca-Cola Co.	2,779
4,718	Monster Beverage Corp. *	491
16,658	PepsiCo, Inc.	2,849

		6,119

BIOTECHNOLOGY—2.7%
8,059	Amgen, Inc.	2,034
2,337	Biogen, Inc. *	680
5,944	Moderna, Inc. *	1,046
1,542	Regeneron Pharmaceuticals, Inc. *	1,170
3,949	Vertex Pharmaceuticals, Inc. *	1,276

		6,206

BUILDING PRODUCTS—0.5%
7,112	Trane Technologies PLC	1,274

CAPITAL MARKETS—3.8%
1,947	BlackRock, Inc.	1,478
9,142	Blackstone, Inc.	877
4,014	Goldman Sachs Group, Inc.	1,468
397	MarketAxess Holdings, Inc.	144
1,983	Moody’s Corp.	640
17,434	Morgan Stanley	1,697
1,055	MSCI, Inc.	561
4,363	Nasdaq, Inc.	263
4,446	S&P Global, Inc.	1,667

		8,795

CHEMICALS—1.4%
17,573	Corteva, Inc.	1,133
18,577	Dow, Inc.	1,102
12,955	DuPont de Nemours, Inc.	958

		3,193

COMMUNICATIONS EQUIPMENT—1.2%
2,804	Arista Networks, Inc. *	353
49,574	Cisco Systems, Inc.	2,413

		2,766

COMMON STOCKS—Continued

Shares		Value

CONSUMER FINANCE—0.6%
6,733	American Express Co.	$1,178
6,695	Synchrony Financial	246

		1,424

ELECTRIC UTILITIES—1.4%
10,022	Duke Energy Corp.	1,027
5,141	Edison International	354
4,752	Eversource Energy	391
13,882	The Southern Co.	940
7,139	Xcel Energy, Inc.	491

		3,203

ELECTRICAL EQUIPMENT—0.4%
3,198	Rockwell Automation, Inc.	902

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
1,689	CDW Corp.	331
2,354	Keysight Technologies, Inc. *	422
3,174	Trimble, Inc. *	185

		938

ENTERTAINMENT—3.4%
3,173	Electronic Arts, Inc.	408
4,363	Live Nation Entertainment, Inc. *	351
5,552	Netflix, Inc. *	1,965
1,190	Take-Two Interactive Software, Inc. *	135
45,048	Walt Disney Co. *	4,887

		7,746

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.4%
2,488	AvalonBay Communities, Inc.	442
5,645	Digital Realty Trust, Inc.	647
1,658	Equinix, Inc.	1,224
1,222	Essex Property Trust, Inc.	276
14,277	ProLogis, Inc.	1,846
1,983	SBA Communications Corp.	590
7,478	Ventas, Inc.	387

		5,412

FOOD & STAPLES RETAILING—3.1%
13,890	Costco Wholesale Corp.	7,100

FOOD PRODUCTS—1.4%
14,403	Archer-Daniels-Midland Co.	1,193
7,139	General Mills, Inc.	560
1,625	Hershey Co.	365
16,261	Mondelez International, Inc. Class A	1,064

		3,182

HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
1,148	Align Technology, Inc. *	310
20,226	Boston Scientific Corp. *	936
9,253	GE Healthcare, Inc. *	643
3,566	Hologic, Inc. *	290
5,133	Intuitive Surgical, Inc. *	1,261
19,419	Medtronic PLC	1,625
1,983	ResMed, Inc.	453
753	Teleflex, Inc.	183

		5,701

Harbor Corporate Culture ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

HOTELS, RESTAURANTS & LEISURE—0.8%
4,340	Expedia Group, Inc. *	$496
7,911	Marriott International, Inc. Class A	1,378

		1,874

HOUSEHOLD DURABLES—0.1%
1,966	Garmin Ltd.	194
24	NVR, Inc. *	127

		321

HOUSEHOLD PRODUCTS—2.4%
1,586	Clorox Co.	229
10,302	Colgate-Palmolive Co.	768
3,966	Kimberly-Clark Corp.	516
28,663	Procter & Gamble Co.	4,081

		5,594

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
8,443	AES Corp.	231

INDUSTRIAL CONGLOMERATES—1.8%
15,864	3M Co.	1,826
27,761	General Electric Co.	2,234

		4,060

INSURANCE—1.4%
1,947	Cincinnati Financial Corp.	220
6,291	Marsh & McLennan Cos., Inc.	1,100
3,173	Principal Financial Group, Inc.	294
7,139	Progressive Corp.	973
2,777	Travelers Cos., Inc.	531

		3,118

INTERACTIVE MEDIA & SERVICES—5.6%
67,201	Alphabet, Inc. Class C *	6,711
41,727	Meta Platforms, Inc. Class A*	6,216

		12,927

INTERNET & DIRECT MARKETING RETAIL—0.7%
20,553	eBay, Inc.	1,017
4,497	Etsy, Inc. *	619

		1,636

IT SERVICES—6.0%
2,015	Akamai Technologies, Inc. *	179
5,184	Automatic Data Processing, Inc.	1,171
2,721	Cloudflare, Inc. Class A *	144
773	EPAM Systems, Inc. *	257
11,105	IBM Corp.	1,496
10,709	Mastercard, Inc. Class A	3,969
21,396	PayPal Holdings, Inc. *	1,744
1,190	VeriSign, Inc. *	259
20,334	Visa, Inc. Class A	4,681

		13,900

LIFE SCIENCES TOOLS & SERVICES—0.5%
4,421	Agilent Technologies, Inc.	672
2,374	Illumina, Inc. *	509

		1,181

MACHINERY—3.3%
14,285	Caterpillar, Inc.	3,604

COMMON STOCKS—Continued

Shares		Value

MACHINERY—Continued
3,664	Cummins, Inc.	$914
7,179	Deere & Co.	3,036

		7,554

METALS & MINING—0.4%
19,008	Newmont Corp.	1,006

MULTI-UTILITIES—1.0%
3,270	Ameren Corp.	284
4,741	Consolidated Edison, Inc.	452
10,311	Dominion Energy, Inc.	656
2,446	DTE Energy Co.	285
3,966	Sempra Energy	636

		2,313

OIL, GAS & CONSUMABLE FUELS—4.3%
28,806	Chevron Corp.	5,013
20,388	ConocoPhillips	2,485
4,413	Hess Corp.	662
12,662	Occidental Petroleum Corp.	820
5,913	Valero Energy Corp.	828

		9,808

PHARMACEUTICALS—9.0%
30,142	Bristol-Myers Squibb Co.	2,190
12,730	Eli Lilly & Co.	4,381
39,120	Johnson & Johnson	6,393
38,074	Merck & Co., Inc.	4,089
84,185	Pfizer, Inc.	3,718

		20,771

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.4%
19,815	Advanced Micro Devices, Inc. *	1,489
1,548	Enphase Energy, Inc. *	343
50,364	Intel Corp.	1,423
1,929	Lam Research Corp.	965
7,099	Microchip Technology, Inc.	551
29,342	NVIDIA Corp.	5,732
14,659	QUALCOMM, Inc.	1,953
1,983	Teradyne, Inc.	202
12,294	Texas Instruments, Inc.	2,178

		14,836

SOFTWARE—9.0%
6,431	Adobe, Inc. *	2,382
1,172	ANSYS, Inc. *	312
2,864	Autodesk, Inc. *	616
3,561	Cadence Design Systems, Inc. *	651
7,933	Fortinet, Inc. *	415
3,512	Intuit, Inc.	1,485
42,039	Microsoft Corp.	10,418
1,190	Roper Technologies, Inc.	508
13,058	Salesforce, Inc. *	2,193
2,380	ServiceNow, Inc. *	1,083
1,970	Synopsys, Inc. *	697

		20,760

SPECIALTY RETAIL—0.2%
5,125	CarMax, Inc. *	361

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.9%
72,970	Apple, Inc.	10,529

Harbor Corporate Culture ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
15,426	Hewlett Packard Enterprise Co.	$249
14,123	HP, Inc.	411
2,747	NetApp, Inc.	182

		11,371

TEXTILES, APPAREL & LUXURY GOODS—0.9%
15,467	NIKE, Inc. Class B	1,969
4,363	VF Corp.	135

		2,104

TOBACCO—0.8%
17,053	Philip Morris International, Inc.	1,778

WATER UTILITIES—0.2%
2,440	American Water Works Co., Inc.	382

TOTAL COMMON STOCKS

(Cost $203,030)		217,251

EXCHANGE-TRADED FUNDS—5.3%
(Cost $11,894)

EXCHANGE-TRADED FUNDS—Continued

Shares		Value

CAPITAL MARKETS—5.3%
82,388	Consumer Discretionary Select Sector SPDR Fund	12,251

TOTAL INVESTMENTS—99.8%
(Cost $214,924)		229,502

CASH AND OTHER ASSETS, LESS LIABILITIES—0.2%		382

TOTAL NET ASSETS—100%.		$229,884

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Corporate Culture Leaders ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—100.0%

Shares		Value

AIRLINES—3.6%
1,513	Copa Holdings SA Class A (Panama)*	$139
3,268	Delta Air Lines, Inc. *	128
3,005	Southwest Airlines Co.	108

		375

AUTOMOBILES—1.0%
8,041	Ford Motor Co.	109

BANKS—1.0%
1,341	Pinnacle Financial Partners, Inc.	105

BIOTECHNOLOGY—5.9%
529	Alnylam Pharmaceuticals, Inc. *	120
380	Biogen, Inc. *	111
3,147	Natera, Inc. *	135
3,195	Ultragenyx Pharmaceutical, Inc. *	145
439	United Therapeutics Corp. *	115

		626

CAPITAL MARKETS—5.1%
425	MarketAxess Holdings, Inc.	154
472	Morningstar, Inc.	115
233	MSCI, Inc.	124
1,943	Tradeweb Markets, Inc. Class A	145

		538

CHEMICALS—1.2%
2,190	Dow, Inc.	130

COMMUNICATIONS EQUIPMENT—3.3%
862	Arista Networks, Inc. *	109
2,539	Ciena Corp. *	132
748	F5, Inc. *	110

		351

CONSUMER FINANCE—2.1%
232	Credit Acceptance Corp. *	107
2,997	Synchrony Financial	110

		217

DIVERSIFIED CONSUMER SERVICES—1.1%
1,634	Service Corp. International	121

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.1%
6,595	Plug Power, Inc. *	112
1,903	Trimble, Inc. *	111

		223

ENTERTAINMENT—3.9%
1,992	Liberty Media Corp. Class C *	141
1,938	Roku, Inc. *	111
1,373	Spotify Technology SA *	155

		407

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—6.9%
1,012	Camden Property Trust	125
534	Essex Property Trust, Inc.	121
3,621	Invitation Homes, Inc.	118
5,881	JBG SMITH Properties	118
1,007	ProLogis, Inc.	130

COMMON STOCKS—Continued

Shares		Value

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—Continued
390	SBA Communications Corp.	$116

		728

GAS UTILITIES—1.4%
1,284	Atmos Energy Corp.	151

HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
2,671	Boston Scientific Corp. *	123

HOTELS, RESTAURANTS & LEISURE—2.5%
1,226	Hyatt Hotels Corp. Class A *	133
1,968	Royal Caribbean Cruises Ltd. *	128

		261

HOUSEHOLD DURABLES—1.4%
2,644	PulteGroup, Inc.	150

HOUSEHOLD PRODUCTS—2.2%
888	Kimberly-Clark Corp.	115
800	Procter & Gamble Co.	114

		229

INTERACTIVE MEDIA & SERVICES—3.7%
1,178	Alphabet, Inc. Class C *	118
1,000	Meta Platforms, Inc. Class A*	149
4,607	Pinterest, Inc. Class A *	121

		388

INTERNET & DIRECT MARKETING RETAIL—1.2%
935	Etsy, Inc. *	129

IT SERVICES—8.2%
314	EPAM Systems, Inc. *	104
617	Globant SA *	100
334	Mastercard, Inc. Class A	124
665	MongoDB, Inc. *	142
719	Snowflake, Inc. Class A*	113
13,899	Thoughtworks Holding, Inc. *	150
2,117	Twilio, Inc. Class A*	127

		860

LEISURE PRODUCTS—2.4%
10,442	Peloton Interactive, Inc. Class A *	135
2,561	YETI Holdings, Inc. *	115

		250

MACHINERY—1.1%
1,636	Graco, Inc.	112

MULTI-UTILITIES—1.1%
1,003	DTE Energy Co.	117

PERSONAL PRODUCTS—1.1%
6,669	Herbalife Nutrition Ltd. *	117

PHARMACEUTICALS—2.1%
1,129	Merck & Co., Inc.	121
2,301	Pfizer, Inc.	102

		223

Harbor Corporate Culture Leaders ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.3%
3,048	Zillow Group, Inc. Class C*	$135

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.7%
1,534	Advanced Micro Devices, Inc. *	115
236	Lam Research Corp.	118
696	NVIDIA Corp.	136
1,198	Teradyne, Inc.	122

		491

SOFTWARE—24.3%
334	Adobe, Inc. *	124
452	ANSYS, Inc. *	120
632	Atlassian Corp. PLC Class A*	102
675	Cadence Design Systems, Inc. *	123
2,185	DocuSign, Inc. *	133
4,949	Dropbox, Inc. *	115
3,030	Dynatrace, Inc. *	117
1,870	Guidewire Software, Inc. *	137
286	Intuit, Inc.	121
5,104	Jamf Holding Corp. *	101
473	Microsoft Corp.	117
4,001	nCino, Inc. *	115
1,896	New Relic, Inc. *	116
14,012	Palantir Technologies, Inc. Class A *	109
531	Paylocity Holding Corp. *	111
1,964	Procore Technologies, Inc. *	110

COMMON STOCKS—Continued

Shares		Value

SOFTWARE—Continued
263	Roper Technologies, Inc.	$112
284	ServiceNow, Inc. *	129
3,438	Unity Software, Inc. *	122
983	VMware, Inc. Class A*	120
1,339	Zoom Video Communications, Inc. Class A *	100
832	Zscaler, Inc. *	103

		2,557

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.0%
765	Apple, Inc.	111
3,640	Pure Storage, Inc. Class A *	105

		216

TEXTILES, APPAREL & LUXURY GOODS—0.9%
319	Lululemon Athletica, Inc. *	98

TOTAL COMMON STOCKS
(Cost $10,865)		10,537

TOTAL INVESTMENTS—100.0%
(Cost $10,865)		10,537

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.0)%		(3)

TOTAL NET ASSETS—100%		$10,534

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Disruptive Innovation ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—97.3%

Shares		Value

AUTOMOBILES—0.9%
440	Tesla, Inc. *	$76

BIOTECHNOLOGY—10.8%
3,032	Alkermes PLC *	87
4,228	Allogene Therapeutics, Inc. *	33
348	Apellis Pharmaceuticals, Inc. *	18
1,231	Arrowhead Pharmaceuticals, Inc. *	43
972	Ascendis Pharma AS ADR (Denmark)*,1	121
17,860	Autolus Therapeutics PLC ADR (United Kingdom)*,1	38
1,816	Avidity Biosciences, Inc. *	43
1,544	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	43
4,229	C4 Therapeutics, Inc. *	33
867	Fate Therapeutics, Inc. *	5
9,340	Freeline Therapeutics Holdings PLC ADR (United Kingdom)*,1	5
780	Intellia Therapeutics, Inc. *	33
4,041	Iovance Biotherapeutics, Inc. *	32
84	Karuna Therapeutics, Inc. *	17
508	Krystal Biotech, Inc. *	42
890	Kymera Therapeutics, Inc. *	33
11,899	Magenta Therapeutics, Inc. *	7
8,033	Precision BioSciences, Inc. *	9
109	Prometheus Biosciences, Inc. *	12
1,940	REGENXBIO, Inc. *	45
2,691	Repare Therapeutics, Inc. (Canada)*	33
1,837	Replimune Group, Inc. *	51
4,228	Rocket Pharmaceuticals, Inc. *	92
172	Sarepta Therapeutics, Inc. *	22
21,512	Synlogic, Inc. *	18
5,348	TCR² Therapeutics, Inc. *	8
1,537	UniQure NV (Netherlands)*	33

		956

CAPITAL MARKETS—0.2%
278	Coinbase Global, Inc. Class A *	16

CONTAINERS & PACKAGING—2.5%
3,771	Ball Corp.	220

ELECTRIC UTILITIES—1.8%
2,106	NextEra Energy, Inc.	157

ENTERTAINMENT—0.9%
1,197	Sea Ltd. ADR (Singapore)*,1	77

HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
651	Dexcom, Inc. *	70
138	IDEXX Laboratories, Inc. *	66
101	Inspire Medical Systems, Inc. *	26
182	Insulet Corp. *	52
832	Lantheus Holdings, Inc. *	48
106	The Cooper Companies, Inc.	37

		299

HEALTH CARE PROVIDERS & SERVICES—0.9%
14,217	Invitae Corp. *	34
95	UnitedHealth Group, Inc.	47

		81

COMMON STOCKS—Continued

Shares		Value

HOTELS, RESTAURANTS & LEISURE—2.2%
730	Airbnb, Inc. Class A*	$81
67	Chipotle Mexican Grill, Inc. *	110

		191

INSURANCE—1.2%
776	Progressive Corp.	106

INTERACTIVE MEDIA & SERVICES—3.6%
1,285	Alphabet, Inc. Class A*	127
1,564	Alphabet, Inc. Class C *	156
205	Meta Platforms, Inc. Class A*	31

		314

INTERNET & DIRECT MARKETING RETAIL—8.1%
2,797	Amazon.com, Inc. *	288
22,556	Deliveroo PLC (United Kingdom)*,2	26
1,556	DoorDash, Inc. Class A *	90
263	MercadoLibre, Inc. (Argentina)*	311

		715

IT SERVICES—14.6%
201	Adyen NV (Netherlands)*,2	301
1,657	Block, Inc. *	135
2,769	Cloudflare, Inc. Class A *	147
1,343	Fiserv, Inc. *	143
348	MongoDB, Inc. *	75
3,291	Okta, Inc. *	242
1,941	Shopify, Inc. Class A (Canada)*	96
961	Snowflake, Inc. Class A*	150

		1,289

LEISURE PRODUCTS—0.3%
2,345	Peloton Interactive, Inc. Class A *	30

LIFE SCIENCES TOOLS & SERVICES—5.1%
101	Bio-Rad Laboratories, Inc. Class A *	47
694	Danaher Corp.	183
558	ICON PLC *	129
85	Lonza Group AG (Switzerland)	48
78	Thermo Fisher Scientific, Inc.	45

		452

MACHINERY—0.6%
371	Chart Industries, Inc. *	50

PHARMACEUTICALS—1.3%
1,029	Arvinas, Inc. *	34
622	Catalent, Inc. *	33
150	Eli Lilly & Co.	52

		119

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—14.0%
1,001	Advanced Micro Devices, Inc. *	75
631	Applied Materials, Inc.	70
232	ASML Holding NV (Netherlands)	152
654	Lam Research Corp.	327
2,968	Microchip Technology, Inc.	231
392	NVIDIA Corp.	77
1,152	Texas Instruments, Inc.	204

Harbor Disruptive Innovation ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
1,232	Wolfspeed, Inc. *	$95

		1,231

SOFTWARE—22.3%
1,248	Atlassian Corp. PLC Class A*	202
1,345	Cadence Design Systems, Inc. *	246
501	CyberArk Software Ltd. *	71
1,196	Datadog, Inc. *	89
858	Dynatrace, Inc. *	33
1,312	Fortinet, Inc. *	69
254	HubSpot, Inc. *	88
467	Microsoft Corp.	116
181	Palo Alto Networks, Inc. *	29
1,119	Procore Technologies, Inc. *	63
632	Salesforce, Inc. *	106
8,461	Samsara, Inc. Class A *	115
686	ServiceNow, Inc. *	312
1,523	Smartsheet, Inc. Class A *	66
1,717	Workday, Inc. Class A *	311
338	Zoom Video Communications, Inc. Class A *	25

COMMON STOCKS—Continued

Shares		Value

SOFTWARE—Continued
242	Zscaler, Inc. *	$30

		1,971

SPECIALTY RETAIL—0.3%
2,264	AUTO1 Group SE (Germany)*,2	18
737	Carvana Co. *	8

		26

WIRELESS TELECOMMUNICATION SERVICES—2.3%
1,381	T-Mobile US, Inc. *	206

TOTAL COMMON STOCKS
(Cost $9,520)		8,582

TOTAL INVESTMENTS—97.3%
(Cost $9,520)		8,582

CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		241

TOTAL NET ASSETS—100%.		$8,823

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $345 or 4% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Dividend Growth Leaders ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—97.9%

Shares		Value

BANKS—2.1%
91,644	Bank of America Corp.	$3,252

BEVERAGES—5.1%
64,204	Coca-Cola Co.	3,937
23,957	PepsiCo, Inc.	4,097

		8,034

BIOTECHNOLOGY—4.7%
25,553	AbbVie, Inc.	3,776
43,141	Gilead Sciences, Inc.	3,621

		7,397

BUILDING PRODUCTS—2.1%
18,193	Trane Technologies PLC	3,259

CAPITAL MARKETS—1.5%
3,070	BlackRock, Inc.	2,331

CHEMICALS—2.0%
25,068	Celanese Corp.	3,088

COMMUNICATIONS EQUIPMENT—2.4%
77,868	Cisco Systems, Inc.	3,790

DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
37,720	Cogent Communications Holdings, Inc.	2,586

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.8%
39,024	Equity LifeStyle Properties, Inc.	2,801
20,281	Sun Communities, Inc.	3,181

		5,982

FOOD PRODUCTS—1.7%
11,587	Hershey Co.	2,602

HEALTH CARE PROVIDERS & SERVICES—3.4%
10,593	UnitedHealth Group, Inc.	5,288

INSURANCE—9.4%
17,014	Allstate Corp.	2,186
23,010	American Financial Group, Inc.	3,281
69,179	American International Group, Inc.	4,373
24,494	Arthur J. Gallagher & Co.	4,794

		14,634

IT SERVICES—3.3%
37,912	IBM Corp.	5,108

MACHINERY—4.4%
11,202	Cummins, Inc.	2,795
17,014	IDEX Corp.	4,078

		6,873

COMMON STOCKS—Continued

Shares		Value

MEDIA—1.9%
14,590	Nexstar Media Group, Inc.	$2,988

METALS & MINING—1.5%
32,415	BHP Group Ltd. ADR (Australia)[1]	2,274

MULTILINE RETAIL—2.5%
22,430	Target Corp.	3,861

OIL, GAS & CONSUMABLE FUELS—7.7%
12,464	Chevron Corp.	2,169
46,744	ConocoPhillips	5,697
66,181	Devon Energy Corp.	4,185

		12,051

PHARMACEUTICALS—5.7%
14,349	Eli Lilly & Co.	4,938
37,467	Merck & Co., Inc.	4,025

		8,963

ROAD & RAIL—3.0%
23,220	Union Pacific Corp.	4,741

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.6%
14,770	Broadcom, Inc.	8,641
51,980	Microchip Technology, Inc.	4,035
28,793	QUALCOMM, Inc.	3,835

		16,511

SOFTWARE—5.9%
26,158	Microsoft Corp.	6,482
30,000	Oracle Corp.	2,654

		9,136

SPECIALTY RETAIL—4.5%
21,646	Home Depot, Inc.	7,017

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.6%
49,802	Apple, Inc.	7,186

TEXTILES, APPAREL & LUXURY GOODS—2.4%
28,881	NIKE, Inc. Class B	3,677

TOTAL COMMON STOCKS
(Cost $123,592)		152,629

TOTAL INVESTMENTS—97.9%
(Cost $123,592)		152,629

CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		3,207

TOTAL NET ASSETS—100%.		$155,836

Harbor Dividend Growth Leaders ETF

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Energy Transition Strategy ETF

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Principal Amounts, Value and Cost in Thousands

SHORT-TERM INVESTMENTS—76.6%

Principal Amount	Value

U.S. TREASURY BILLS—76.6%
U.S. Treasury Bill
$ 8,349 4.032%—02/09/2023†	$8,341
8,035 4.248%—03/02/2023†	8,006
2,724 4.396%—03/30/2023†	2,704

TOTAL SHORT-TERM INVESTMENTS (Cost $19,053)	19,051

TOTAL INVESTMENTS—76.6% (Cost $19,053)	19,051

CASH AND OTHER ASSETS, LESS LIABILITIES—23.4%	5,818

TOTAL NET ASSETS—100%.	$24,869

SWAP AGREEMENTS

OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES

Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	0.750%	Pay	Quantix Energy Transition Index	02/28/2023	Monthly	$24,869	$—	$—	$—

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Energy Transition Strategy ETF

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

†	Coupon represents yield to maturity

1

The reference index components are published daily on Harbor Capital’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended January 31, 2023.

Commodity	Weight
Emissions (Europe)	17.1%
Aluminum	14.1
Copper	8.9
Nickel	8.0
Natural Gas (United States)	7.8
Soybean Oil	7.2
Zinc	6.7
Silver	6.6
Natural Gas (Europe)	6.6
Natural Gas (United Kingdom)	4.0
Emissions (California)	2.7
Ethanol	2.6
Platinum	2.6
Lead	2.6
Palladium	2.5

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Health Care ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—99.6%

Shares		Value

BIOTECHNOLOGY—28.5%
930	AbbVie, Inc.	$138
6,213	Alkermes PLC *	178
777	Apellis Pharmaceuticals, Inc. *	41
847	Arcutis Biotherapeutics, Inc. *	14
2,527	Ascendis Pharma AS ADR (Denmark)*,1	314
651	Bicycle Therapeutics PLC ADR (United Kingdom)*,1	18
97	Karuna Therapeutics, Inc. *	19
244	Neurocrine Biosciences, Inc. *	27
390	Prometheus Biosciences, Inc. *	44
2,261	Rocket Pharmaceuticals, Inc. *	49
665	Sarepta Therapeutics, Inc. *	83
217	Seagen, Inc. *	30
239	Vertex Pharmaceuticals, Inc. *	77

		1,032

HEALTH CARE EQUIPMENT & SUPPLIES—16.6%
1,238	Dexcom, Inc. *	133
447	Haemonetics Corp. *	38
173	IDEXX Laboratories, Inc. *	83
238	Inspire Medical Systems, Inc. *	60
231	Insulet Corp. *	66
2,868	Lantheus Holdings, Inc. *	165
167	The Cooper Companies, Inc.	58

		603

HEALTH CARE PROVIDERS & SERVICES—17.3%
777	Amedisys, Inc. *	75
1,169	Option Care Health, Inc. *	34
121	Quest Diagnostics, Inc.	18
1,001	UnitedHealth Group, Inc.	500

		627

COMMON STOCKS—Continued

Shares		Value

HEALTH CARE TECHNOLOGY—1.4%
2,912	Veradigm, Inc. *	$52

LIFE SCIENCES TOOLS & SERVICES—18.3%
3,353	Avantor, Inc. *	80
427	Azenta, Inc.	24
329	Bio-Rad Laboratories, Inc. Class A *	154
966	ICON PLC *	223
56	Repligen Corp. *	10
299	Thermo Fisher Scientific, Inc.	171

		662

PHARMACEUTICALS—17.5%
1,727	Catalent, Inc. *	93
1,190	Eli Lilly & Co.	410
662	Innoviva, Inc. *	8
1,130	Merck & Co., Inc.	121

		632

TOTAL COMMON STOCKS
(Cost $3,451)		3,608

TOTAL INVESTMENTS—99.6%
(Cost $3,451)		3,608

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		15

TOTAL NET ASSETS—100%		$3,623

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer.These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Compounders ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—98.6%

Shares		Value

BANKS—9.7%
11,676	HDFC Bank Ltd. ADR (India)[1]	$786
624,000	PT Bank Central Asia Tbk (Indonesia)	353

		1,139

BEVERAGES—3.0%
8,142	Diageo PLC (United Kingdom)	353

BUILDING PRODUCTS—5.8%
14,120	Assa Abloy AB Class B (Sweden)	332
2,000	Daikin Industries Ltd. (Japan)	345

		677

CAPITAL MARKETS—2.9%
1,880	Deutsche Boerse AG (Germany)	336

CHEMICALS—4.0%
1,440	Linde PLC (Ireland)	474

CONSTRUCTION & ENGINEERING—2.1%
2,240	Vinci SA (France)	252

ELECTRIC UTILITIES—4.7%
18,802	Iberdrola SA (Spain)	220
15,580	SSE PLC (United Kingdom)	331

		551

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
600	Keyence Corp. (Japan)	273

FOOD PRODUCTS—4.5%
4,340	Nestle SA	529

HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
4,000	Hoya Corp. (Japan)	436

HOUSEHOLD DURABLES—4.6%
6,000	Sony Group Corp. (Japan)	534

INDUSTRIAL CONGLOMERATES—4.0%
3,040	Siemens AG (Germany)	472

INSURANCE—3.5%
36,000	AIA Group Ltd. (Hong Kong)	407

IT SERVICES—1.6%
125	Adyen NV (Netherlands)*,2	187

COMMON STOCKS—Continued

Shares		Value

MACHINERY—3.0%
23,480	Atlas Copco AB Class A (Sweden)	$277
3,976	Epiroc AB Class A (Sweden)	77

		354

PERSONAL PRODUCTS—3.4%
966	L’Oreal SA (France)	397

PHARMACEUTICALS—10.3%
3,560	AstraZeneca PLC (United Kingdom)	465
5,402	Novo Nordisk AS Class B (Denmark)	744

		1,209

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
7,460	Vonovia SE (Germany)	210

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.9%
1,020	ASML Holding NV (Netherlands)	668
4,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	371

		1,039

SOFTWARE—3.1%
3,120	SAP SE (Germany)	368

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.9%
280	Samsung Electronics Co. Ltd. GDR (South Korea)[1]	345

TEXTILES, APPAREL & LUXURY GOODS—4.4%
600	LVMH Moet Hennessy Louis Vuitton SE (France)	522

TRADING COMPANIES & DISTRIBUTORS—4.4%
3,680	Ferguson PLC	515

TOTAL COMMON STOCKS
(Cost $10,581)		11,579

TOTAL INVESTMENTS—98.6%
(Cost $10,581)		11,579

CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		159

TOTAL NET ASSETS—100%		$11,738

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer.These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $187 or 2% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Long-Term Growers ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Value and Cost in Thousands

COMMON STOCKS—99.1%

Shares		Value

AEROSPACE & DEFENSE—0.4%
837	Northrop Grumman Corp.	$375

AUTO COMPONENTS—0.9%
7,540	Aptiv PLC *	853

AUTOMOBILES—3.8%
21,636	Tesla, Inc. *	3,748

BANKS—0.2%
1,751	JPMorgan Chase & Co.	245

BIOTECHNOLOGY—2.1%
6,314	AbbVie, Inc.	933
3,514	Vertex Pharmaceuticals, Inc. *	1,135

		2,068

CAPITAL MARKETS—1.8%
3,744	Blackstone, Inc.	359
797	Goldman Sachs Group, Inc.	292
2,616	Moody’s Corp.	844
667	S&P Global, Inc.	250

		1,745

CONSUMER FINANCE—0.9%
5,428	American Express Co.	950

DIVERSIFIED FINANCIAL SERVICES—0.5%
6,605	Apollo Global Management, Inc.	467

ENERGY EQUIPMENT & SERVICES—1.8%
31,573	Schlumberger NV	1,799

ENTERTAINMENT—2.8%
6,754	Netflix, Inc. *	2,390
10,837	ROBLOX Corp. Class A*	403

		2,793

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—1.5%
4,757	American Tower Corp.	1,062
1,347	SBA Communications Corp.	401

		1,463

FOOD & STAPLES RETAILING—2.0%
3,871	Costco Wholesale Corp.	1,979

HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
2,380	Abbott Laboratories	263
6,870	Dexcom, Inc. *	736
1,288	Intuitive Surgical, Inc. *	316
3,593	Stryker Corp.	912

		2,227

HEALTH CARE PROVIDERS & SERVICES—1.7%
12,320	Centene Corp. *	940
1,527	UnitedHealth Group, Inc.	762

		1,702

HOTELS, RESTAURANTS & LEISURE—2.5%
2,242	Airbnb, Inc. Class A*	249
153	Chipotle Mexican Grill, Inc. *	252
2,912	Expedia Group, Inc. *	333
8,331	Hilton Worldwide Holdings, Inc.	1,209

COMMON STOCKS—Continued

Shares		Value

HOTELS, RESTAURANTS & LEISURE—Continued
2,296	Marriott International, Inc. Class A	$400

		2,443

INTERACTIVE MEDIA & SERVICES—5.7%
55,047	Alphabet, Inc. Class A*	5,441
1,662	Meta Platforms, Inc. Class A*	247

		5,688

INTERNET & DIRECT MARKETING RETAIL—7.1%
42,682	Amazon.com, Inc. *	4,402
2,205	MercadoLibre, Inc. (Argentina)*	2,605

		7,007

IT SERVICES—5.7%
50,202	Adyen NV ADR (Netherlands)*,1	755
4,478	Mastercard, Inc. Class A	1,660
5,452	Snowflake, Inc. Class A*	853
10,201	Visa, Inc. Class A	2,348

		5,616

LIFE SCIENCES TOOLS & SERVICES—1.2%
1,918	Agilent Technologies, Inc.	292
886	Danaher Corp.	234
1,110	Thermo Fisher Scientific, Inc.	633

		1,159

MEDIA—0.4%
8,834	Trade Desk, Inc. Class A*	448

PERSONAL PRODUCTS—2.1%
3,412	Estee Lauder Cos., Inc. Class A	945
14,127	L’Oreal SA ADR (France)[1]	1,167

		2,112

PHARMACEUTICALS—7.3%
10,923	AstraZeneca PLC ADR (United Kingdom)[1]	714
7,792	Eli Lilly & Co.	2,682
7,820	Merck & Co., Inc.	840
15,127	Novo Nordisk AS ADR (Denmark)[1]	2,099
5,554	Zoetis, Inc.	919

		7,254

ROAD & RAIL—2.0%
62,955	Uber Technologies, Inc. *	1,947

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.7%
3,230	Advanced Micro Devices, Inc. *	243
524	ASML Holding NV New York Registry Shares (Netherlands)	346
1,012	Broadcom, Inc.	592
1,533	Enphase Energy, Inc. *	340
1,665	Lam Research Corp.	833
21,905	Marvell Technology, Inc.	945
3,866	Micron Technology, Inc.	233
20,916	NVIDIA Corp.	4,086

		7,618

SOFTWARE—13.0%
669	Adobe, Inc. *	248
1,549	Atlassian Corp. PLC Class A*	250

Harbor Long-Term Growers ETF

PORTFOLIO OF INVESTMENTS—Continued

Value and Cost in Thousands

COMMON STOCKS—Continued

Shares		Value

SOFTWARE—Continued
1,308	Cadence Design Systems, Inc. *	$239
3,458	CrowdStrike Holdings, Inc. Class A*	366
5,594	Datadog, Inc. *	419
41,103	Microsoft Corp.	10,186
5,622	Palo Alto Networks, Inc. *	892
1,728	Salesforce, Inc. *	290

		12,890

SPECIALTY RETAIL—3.3%
789	Home Depot, Inc.	256
1,438	O’Reilly Automotive, Inc. *	1,139
17,169	TJX Cos., Inc.	1,406
958	Ulta Beauty, Inc. *	492

		3,293

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—10.8%
74,166	Apple, Inc.	10,701

TEXTILES, APPAREL & LUXURY GOODS—6.6%
63,640	Cie Financiere Richemont SA ADR (Switzerland)[1]	977

COMMON STOCKS—Continued

Shares		Value

TEXTILES, APPAREL & LUXURY GOODS—Continued
5,222	Lululemon Athletica, Inc. *	$1,603
21,200	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	3,703
1,929	NIKE, Inc. Class B	246

		6,529

WIRELESS TELECOMMUNICATION SERVICES—1.1%
7,420	T-Mobile US, Inc. *	1,108

TOTAL COMMON STOCKS
(Cost $95,645)		98,227

TOTAL INVESTMENTS—99.1%
(Cost $95,645)		98,227

CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		907

TOTAL NET ASSETS—100%.		$99,134

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security

1

Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—96.9%

Principal Amount		Value

AEROSPACE & DEFENSE—2.6%
	Howmet Aerospace, Inc.
$ 200	5.950%—02/01/2037	$202
100	6.750%—01/15/2028	105

		307

	Moog, Inc.
200	4.250%—12/15/2027[1]	186
	TransDigm, Inc.
100	4.875%—05/01/2029	91
	Triumph Group, Inc.
300	7.750%—08/15/2025	255

		839

AIRLINES—0.6%
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
200	5.500%—04/20/2026[1]	196

AUTOMOBILES—3.5%
	Allison Transmission, Inc.
200	4.750%—10/01/2027[1]	190
	Ford Motor Co.
200	9.625%—04/22/2030	236
	Jaguar Land Rover Automotive PLC
400	5.875%—01/15/2028[1]	341
	Wabash National Corp.
400	4.500%—10/15/2028[1]	351

		1,118

BANKS—2.3%
	Intesa Sanpaolo SpA
200	4.198%—06/01/2032[1,2]	159
200	5.017%—06/26/2024[1]	195
		354
	UniCredit SpA MTN[3]
200	5.861%—06/19/2032[1,2]	186
200	7.296%—04/02/2034[1,2]	195

		381

BUILDING PRODUCTS—1.2%
	Koppers, Inc.
400	6.000%—02/15/2025[1]	394

CAPITAL MARKETS—0.9%
	BrightSphere Investment Group, Inc.
300	4.800%—07/27/2026	279

CHEMICALS—3.2%
	Ashland LLC
200	6.875%—05/15/2043	200
	Chemours Co.
100	5.750%—11/15/2028[1]	91
	Mativ Holdings, Inc.
400	6.875%—10/01/2026[1]	370
	Rain CII Carbon LLC/CII Carbon Corp.
400	7.250%—04/01/2025[1]	377

		1,038

COMMERCIAL SERVICES & SUPPLIES—3.3%
	Cimpress PLC
400	7.000%—06/15/2026[1]	278

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

COMMERCIAL SERVICES & SUPPLIES—Continued
	Clean Harbors, Inc.
$ 100	4.875%—07/15/2027[1]	$97
	CoreCivic, Inc.
200	4.750%—10/15/2027	176
	CPI CG, Inc.
100	8.625%—03/15/2026[1]	99
	GEO Group, Inc.
300	10.500%—06/30/2028	308
	Matthews International Corp.
100	5.250%—12/01/2025[1]	96

		1,054

COMMUNICATIONS EQUIPMENT—2.3%
	CommScope, Inc.
500	8.250%—03/01/2027[1]	426
	Viasat, Inc.
400	6.500%—07/15/2028[1]	322

		748

CONSTRUCTION & ENGINEERING—3.1%
	Arcosa, Inc.
400	4.375%—04/15/2029[1]	358
	Tutor Perini Corp.
500	6.875%—05/01/2025[1]	446
	VM Consolidated, Inc.
200	5.500%—04/15/2029[1]	185

		989

CONSTRUCTION MATERIALS—0.3%
	Brundage-Bone Concrete Pumping Holdings, Inc.
100	6.000%—02/01/2026[1]	95

CONSUMER FINANCE—0.6%
	Enova International, Inc.
198	8.500%—09/15/2025[1]	189

CONTAINERS & PACKAGING—1.3%
	Sealed Air Corp.
400	6.875%—07/15/2033[1]	416

DIVERSIFIED FINANCIAL SERVICES—0.9%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.
100	4.750%—09/15/2024	98
200	5.250%—05/15/2027	186

		284

DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
	Frontier Communications Holdings LLC
200	6.000%—01/15/2030[1]	165
400	6.750%—05/01/2029[1]	343

		508

	Nokia Oyj
100	6.625%—05/15/2039	102

		610

ENERGY EQUIPMENT & SERVICES—4.9%
	Ensign Drilling, Inc.
400	9.250%—04/15/2024[1]	389
	Global Partners LP/GLP Finance Co.
200	6.875%—01/15/2029	189

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

ENERGY EQUIPMENT & SERVICES—Continued
	Patterson-UTI Energy, Inc.
$ 200	5.150%—11/15/2029	$187
	USA Compression Partners LP/USA Compression Finance Corp.
400	6.875%—04/01/2026	393
	Weatherford International Ltd.
400	8.625%—04/30/2030[1]	404

		1,562

ENTERTAINMENT—0.8%
	Lions Gate Capital Holdings LLC
100	5.500%—04/15/2029[1]	65
	Odeon Finco PLC
200	12.750%—11/01/2027[1]	185

		250

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.4%
	Apollo Commercial Real Estate Finance, Inc.
300	4.625%—06/15/2029[1]	246
	CTR Partnership LP/CareTrust Capital Corp.
200	3.875%—06/30/2028[1]	179
	Iron Mountain, Inc.
400	5.250%—07/15/2030[1]	363

		788

HEALTH CARE PROVIDERS & SERVICES—3.0%
	Acadia Healthcare Co., Inc.
400	5.500%—07/01/2028[1]	386
	DaVita, Inc.
500	4.625%—06/01/2030[1]	422
	Option Care Health, Inc.
200	4.375%—10/31/2029[1]	173

		981

HOTELS, RESTAURANTS & LEISURE—5.1%
	Arrow Bidco LLC
400	9.500%—03/15/2024[1]	400
	Hilton Domestic Operating Co., Inc.
100	3.625%—02/15/2032[1]	84
200	5.750%—05/01/2028[1]	199

		283

	New Red Finance, Inc.
300	3.875%—01/15/2028[1]	274
	Royal Caribbean Cruises Ltd.
400	11.625%—08/15/2027[1]	425
	Yum! Brands, Inc.
200	3.625%—03/15/2031	171
100	4.750%—01/15/2030[1]	94

		265

		1,647

INSURANCE—1.1%
	Enstar Finance LLC
300	5.750%—09/01/2040[2]	269
	NMI Holdings, Inc.
100	7.375%—06/01/2025[1]	101

		370

INTERNET & CATALOG RETAIL—3.9%
	Cars.com, Inc.
400	6.375%—11/01/2028[1]	371
	GrubHub Holdings, Inc.
600	5.500%—07/01/2027[1]	481

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

INTERNET & CATALOG RETAIL—Continued
	Rakuten Group, Inc.
$ 400	10.250%—11/30/2024[1]	$407

		1,259

IT SERVICES—1.2%
	Gartner, Inc.
400	4.500%—07/01/2028[1]	381

LEISURE PRODUCTS—0.8%
	Vista Outdoor, Inc.
300	4.500%—03/15/2029[1]	243

MACHINERY—0.3%
	Chart Industries, Inc.
100	9.500%—01/01/2031	104

MEDIA—2.9%
	Dish DBS Corp.
400	7.375%—07/01/2028	288
	Gannett Holdings LLC
400	6.000%—11/01/2026[1]	310
	Sirius XM Radio, Inc.
100	3.875%—09/01/2031[1]	83
300	4.000%—07/15/2028[1]	267

		350

		948

METALS & MINING—5.4%
	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
400	7.500%—05/01/2025[1]	398
	ATI, Inc.
200	5.875%—12/01/2027	193
	Eldorado Gold Corp.
350	6.250%—09/01/2029[1]	321
	IAMGOLD Corp.
300	5.750%—10/15/2028[1]	238
	Park-Ohio Industries, Inc.
400	6.625%—04/15/2027	294
	Warrior Met Coal, Inc.
300	7.875%—12/01/2028[1]	296

		1,740

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—1.8%
	Rithm Capital Corp.
400	6.250%—10/15/2025[1]	373
	Starwood Property Trust, Inc.
200	4.750%—03/15/2025	192

		565

OFFICE ELECTRONICS—0.5%
	Pitney Bowes, Inc.
200	7.250%—03/15/2029[1]	158

OIL, GAS & CONSUMABLE FUELS—12.5%
	Baytex Energy Corp.
400	8.750%—04/01/2027[1]	414
	California Resources Corp.
400	7.125%—02/01/2026[1]	390
	Civitas Resources, Inc.
100	5.000%—10/15/2026[1]	93
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
400	7.125%—06/01/2028[1]	368

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

OIL, GAS & CONSUMABLE FUELS—Continued
	DT Midstream, Inc.
$ 400	4.375%—06/15/2031[1]	$350
	EnLink Midstream Partners LP
400	5.450%—06/01/2047	333
	Murphy Oil Corp.
400	6.125%—12/01/2042	329
	Murphy Oil USA, Inc.
300	3.750%—02/15/2031[1]	251
200	4.750%—09/15/2029	184

		435

	New Fortress Energy, Inc.
100	6.500%—09/30/2026[1]	92
	Par Petroleum LLC/Par Petroleum Finance Corp.
100	7.750%—12/15/2025[1]	98
	PG&E Corp.
100	5.000%—07/01/2028	94
200	5.250%—07/01/2030	184

		278

	Talos Production, Inc.
100	12.000%—01/15/2026	106
	Transocean, Inc.
200	7.500%—01/15/2026[1]	188
100	8.000%—02/01/2027[1]	92
100	11.500%—01/30/2027[1]	105

		385

	Western Midstream Operating LP
400	5.500%—02/01/2050	348

		4,019

PAPER & FOREST PRODUCTS—0.8%
	Louisiana-Pacific Corp.
300	3.625%—03/15/2029[1]	260

PERSONAL PRODUCTS—1.2%
	Coty, Inc.
400	6.500%—04/15/2026[1]	395

PHARMACEUTICALS—2.4%
	Bausch Health Cos., Inc.
300	11.000%—09/30/2028[1]	236
	Herbalife Nutrition Ltd./HLF Financing, Inc.
200	7.875%—09/01/2025[1]	188
	Perrigo Finance Unlimited Co.
200	3.900%—12/15/2024	194
200	4.900%—12/15/2044	149

		343

		767

PROFESSIONAL SERVICES—2.2%
	KBR, Inc.
300	4.750%—09/30/2028[1]	272
	TriNet Group, Inc.
500	3.500%—03/01/2029[1]	421

		693

SOFTWARE—2.1%
	Fair Isaac Corp.
200	4.000%—06/15/2028[1]	186
	Open Text Corp.
400	3.875%—12/01/2029[1]	333

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

SOFTWARE—Continued
	Open Text Holdings, Inc.
$ 200	4.125%—12/01/2031[1]	$163

		682

SPECIALTY RETAIL—4.8%
	Abercrombie & Fitch Management Co.
300	8.750%—07/15/2025[1]	303
	Academy Ltd.
400	6.000%—11/15/2027[1]	390
	Arko Corp.
400	5.125%—11/15/2029[1]	318
	Bath & BodyWorks, Inc.
300	6.625%—10/01/2030[1]	293
200	6.750%—07/01/2036	181

		474

	Macy’s Retail Holdings LLC
100	5.125%—01/15/2042	68

		1,553

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.5%
	Pitney Bowes
300	6.875%—03/15/2027[1]	252
	Seagate HDD Cayman
145	4.125%—01/15/2031	122
	Xerox Corp.
200	4.800%—03/01/2035	137
	Xerox Holdings Corp.
350	5.500%—08/15/2028[1]	297

		808

THRIFTS & MORTGAGE FINANCE—0.9%
	MGIC Investment Corp.
300	5.250%—08/15/2028	283

TOBACCO—2.2%
	Turning Point Brands, Inc.
300	5.625%—02/15/2026[1]	273
	Vector Group Ltd.
500	5.750%—02/01/2029[1]	437

		710

TRADING COMPANIES & DISTRIBUTORS—3.2%
	Alta Equipment Group, Inc.
400	5.625%—04/15/2026[1]	375
	Fortress Transportation & Infrastructure Investors LLC
300	9.750%—08/01/2027[1]	309
	GYP Holdings III Corp.
400	4.625%—05/01/2029[1]	339

		1,023

TOTAL CORPORATE BONDS & NOTES
(Cost $31,794)		31,173

TOTAL INVESTMENTS—96.9%
(Cost $31,794)		31,173

CASH AND OTHER ASSETS, LESS LIABILITIES—3.1%		986

TOTAL NET ASSETS—100.0%		$32,159

Harbor Scientific Alpha High-Yield ETF

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $23,943 or 74% of net assets.

2	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.

3	MTN after the name of a security stands for Medium Term Note.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—January 31, 2023 (Unaudited)

PORTFOLIO OF INVESTMENTS

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—94.3%

Principal Amount		Value

AEROSPACE & DEFENSE—2.6%
	Howmet Aerospace, Inc.
$ 100	3.000%—01/15/2029	$87
200	5.900%—02/01/2027	204

		291

	Moog, Inc.
200	4.250%—12/15/2027[1]	186
	TransDigm, Inc.
200	5.500%—11/15/2027	191
	Triumph Group, Inc.
200	7.750%—08/15/2025	170

		838

AUTOMOBILES—1.0%
	Jaguar Land Rover Automotive PLC
200	5.500%—07/15/2029[1]	160
200	5.875%—01/15/2028[1]	170

		330

BANKS—1.1%
	UniCredit SpA
200	5.459%—06/30/2035[1,2]	175
	UniCredit SpA MTN[3]
200	5.861%—06/19/2032[1,2]	186

		361

BEVERAGES—0.6%
	Keurig Dr Pepper, Inc.
100	3.400%—11/15/2025	97
	PepsiCo, Inc.
100	2.625%—07/29/2029	91

		188

BIOTECHNOLOGY—0.9%
	Biogen, Inc.
300	4.050%—09/15/2025	295

BUILDING PRODUCTS—1.5%
	Carlisle Cos., Inc.
200	3.750%—12/01/2027	192
	Koppers, Inc.
300	6.000%—02/15/2025[1]	296

		488

CHEMICALS—4.0%
	Ashland LLC
300	3.375%—09/01/2031[1]	249
	HB Fuller Co.
100	4.250%—10/15/2028	89
	Minerals Technologies, Inc.
100	5.000%—07/01/2028[1]	91
	Rain CII Carbon LLC/CII Carbon Corp.
300	7.250%—04/01/2025[1]	283
	Rayonier AM Products, Inc.
300	7.625%—01/15/2026[1]	281
	Yara International ASA
300	4.750%—06/01/2028[1]	288

		1,281

COMMERCIAL SERVICES & SUPPLIES—2.7%
	CPI CG, Inc.
200	8.625%—03/15/2026[1]	198

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

COMMERCIAL SERVICES & SUPPLIES—Continued
	GEO Group, Inc.
$ 200	10.500%—06/30/2028	$205
	Republic Services, Inc.
300	2.500%—08/15/2024	290
	Transurban Queensland Finance Pty. Ltd.
200	4.500%—04/19/2028	190

		883

COMMUNICATIONS EQUIPMENT—2.6%
	CommScope, Inc.
200	8.250%—03/01/2027[1]	170
	Motorola Solutions, Inc.
200	4.600%—02/23/2028	199
	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
300	5.152%—09/20/2029[1]	300
	Viasat, Inc.
200	6.500%—07/15/2028[1]	161

		830

CONSTRUCTION & ENGINEERING—1.4%
	Arcosa, Inc.
200	4.375%—04/15/2029[1]	179
	Williams Scotsman International, Inc.
300	4.625%—08/15/2028[1]	278

		457

CONSUMER FINANCE—0.6%
	Enova International, Inc.
200	8.500%—09/15/2025[1]	191

CONTAINERS & PACKAGING—2.0%
	Amcor Finance USA, Inc.
100	3.625%—04/28/2026	96
	Brambles USA, Inc.
200	4.125%—10/23/2025[1]	195
	Graphic Packaging International LLC
100	3.500—03/15/28-03/01/29[1]	178
	Silgan Holdings, Inc.
200	4.125%—02/01/2028	187

		656

DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
	Frontier Communications Holdings LLC
100	6.000%—01/15/2030[1]	82
350	6.750%—05/01/2029[1]	301

		383

	T-Mobile USA, Inc.
200	2.625%—02/15/2029	175

		558

ELECTRIC UTILITIES—0.9%
	Alexander Funding Trust
300	1.841%—11/15/2023[1]	289

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
	Keysight Technologies, Inc.
200	4.550%—10/30/2024	199

ENERGY EQUIPMENT & SERVICES—3.3%
	Enterprise Products Operating LLC
200	3.900%—02/15/2024	198

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

ENERGY EQUIPMENT & SERVICES—Continued
	Patterson-UTI Energy, Inc.
$ 100	3.950%—02/01/2028	$91
200	5.150%—11/15/2029	187

		278

	USA Compression Partners LP/USA Compression Finance Corp.
200	6.875%—04/01/2026	196
	Weatherford International Ltd.
400	8.625%—04/30/2030[1]	404

		1,076

ENTERTAINMENT—0.8%
	Lions Gate Capital Holdings LLC
100	5.500%—04/15/2029[1]	65
	Odeon Finco PLC
200	12.750%—11/01/2027[1]	185

		250

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—4.0%
	Apollo Commercial Real Estate Finance, Inc.
200	4.625%—06/15/2029[1]	164
	CTR Partnership LP/CareTrust Capital Corp.
200	3.875%—06/30/2028[1]	179
	GLP Capital LP/GLP Financing II, Inc.
100	5.375—11/01/23-04/15/26	300
	Host Hotels & Resorts L.P.
200	3.875%—04/01/2024	197
	Iron Mountain, Inc.
200	5.250%—07/15/2030[1]	181
	VICI Properties LP/VICI Note Co., Inc.
300	3.750%—02/15/2027[1]	278

		1,299

FOOD & STAPLES RETAILING—0.8%
	CDW LLC/CDW Finance Corp.
300	3.250%—02/15/2029	260

FOOD PRODUCTS—3.5%
	Conagra Brands, Inc.
200	4.600%—11/01/2025	199
	J M Smucker Co.
300	3.500%—03/15/2025	292
	Kellogg Co.
100	2.650%—12/01/2023	98
	Lamb Weston Holdings, Inc.
300	4.125%—01/31/2030[1]	271
	Mondelez International Holdings Netherlands BV
200	0.750%—09/24/2024[1]	187
	Pilgrim’s Pride Corp.
100	5.875%—09/30/2027[1]	99

		1,146

HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
	Edwards Lifesciences Corp.
200	4.300%—06/15/2028	197
	Hologic, Inc.
300	3.250%—02/15/2029[1]	264
	Zimmer Biomet Holdings, Inc.
200	1.450%—11/22/2024	189

		650

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

HEALTH CARE PROVIDERS & SERVICES—3.3%
	Acadia Healthcare Co., Inc.
$ 100	5.000%—04/15/2029[1]	$94
	AMN Healthcare, Inc.
100	4.625%—10/01/2027[1]	93
	Centene Corp.
300	3.375%—02/15/2030	264
	DaVita, Inc.
200	4.625%—06/01/2030[1]	169
	McKesson Corp.
200	1.300%—08/15/2026	178
100	3.796%—03/15/2024	99

		277

	Molina Healthcare, Inc.
200	3.875%—11/15/2030[1]	172

		1,069

HOTELS, RESTAURANTS & LEISURE—2.8%
	Hilton Domestic Operating Co., Inc.
300	4.875%—01/15/2030	283
	New Red Finance, Inc.
200	3.875%—01/15/2028[1]	183
	Royal Caribbean Cruises Ltd.
400	11.625%—08/15/2027[1]	425

		891

INSURANCE—0.6%
	Elevance Health, Inc.
200	3.350%—12/01/2024	195

INTERACTIVE MEDIA & SERVICES—0.3%
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
100	3.500%—03/01/2029[1]	87

INTERNET & CATALOG RETAIL—2.6%
	Cars.com, Inc.
200	6.375%—11/01/2028[1]	186
	GrubHub Holdings, Inc.
300	5.500%—07/01/2027[1]	240
	Rakuten Group, Inc.
400	10.250%—11/30/2024[1]	407

		833

INTERNET & DIRECT MARKETING RETAIL—0.6%
	Gen Digital, Inc.
200	7.125%—09/30/2030[1]	203

IT SERVICES—0.9%
	Gartner, Inc.
200	3.625%—06/15/2029[1]	180
	VeriSign, Inc.
100	5.250%—04/01/2025	100

		280

LEISURE PRODUCTS—1.4%
	Carnival Corp.
300	7.625%—03/01/2026[1]	274
	NCL Corp. Ltd.
200	5.875%—03/15/2026[1]	173

		447

MACHINERY—1.2%
	nVent Finance Sarl
200	4.550%—04/15/2028	190

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

MACHINERY—Continued
	Westinghouse Air Brake Technologies Corp.
$ 200	4.400%—03/15/2024	$198

		388

MEDIA—3.0%
	AMC Networks, Inc.
200	4.250%—02/15/2029	124
	Dish DBS Corp.
200	7.375%—07/01/2028	144
	Gannett Holdings LLC
200	6.000%—11/01/2026[1]	155
	RELX Capital, Inc.
300	4.000%—03/18/2029	286
	Sirius XM Radio, Inc.
300	4.000%—07/15/2028[1]	267

		976

METALS & MINING—3.9%
	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.
100	7.500%—05/01/2025[1]	99
	Commercial Metals Co.
100	3.875%—02/15/2031	87
100	4.125%—01/15/2030	90
100	4.375%—03/15/2032	88

		265

	Eldorado Gold Corp.
150	6.250%—09/01/2029[1]	138
	IAMGOLD Corp.
300	5.750%—10/15/2028[1]	238
	Park-Ohio Industries, Inc.
200	6.625%—04/15/2027	147
	Reliance Steel & Aluminum Co.
200	1.300%—08/15/2025	183
	Warrior Met Coal, Inc.
200	7.875%—12/01/2028[1]	197

		1,267

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.9%
	Rithm Capital Corp.
200	6.250%—10/15/2025[1]	186
	Starwood Property Trust, Inc.
100	4.750%—03/15/2025	96

		282

OFFICE ELECTRONICS—0.5%
	Pitney Bowes, Inc.
200	7.250%—03/15/2029[1]	158

OIL, GAS & CONSUMABLE FUELS—9.7%
	Antero Resources Corp.
117	7.625%—02/01/2029[1]	120
	Athabasca Oil Corp.
85	9.750%—11/01/2026[1]	90
	Baytex Energy Corp.
100	8.750%—04/01/2027[1]	104
	California Resources Corp.
400	7.125%—02/01/2026[1]	390
	Delek Logistics Partners LP/Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	92
	DT Midstream, Inc.
200	4.375%—06/15/2031[1]	175

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

OIL, GAS & CONSUMABLE FUELS—Continued
	Enbridge, Inc.
$ 200	2.500%—01/15/2025	$191
	Marathon Petroleum Corp.
200	4.700%—05/01/2025	200
	Murphy Oil Corp.
200	6.125%—12/01/2042	164
	Murphy Oil USA, Inc.
200	3.750%—02/15/2031[1]	167
100	4.750%—09/15/2029	92

		259

	New Fortress Energy, Inc.
300	6.750%—09/15/2025[1]	287
	Par Petroleum LLC/Par Petroleum Finance Corp.
200	7.750%—12/15/2025[1]	196
	Phillips 66
100	0.900%—02/15/2024	96
	Schlumberger Holdings Corp.
300	3.900%—05/17/2028[1]	287
	Transocean, Inc.
200	8.000%—02/01/2027[1]	184
	Williams Cos., Inc.
200	4.300%—03/04/2024	198
100	4.550%—06/24/2024	100

		298

		3,133

PERSONAL PRODUCTS—0.9%
	Edgewell Personal Care Co.
300	5.500%—06/01/2028[1]	284

PHARMACEUTICALS—4.0%
	Bausch Health Cos., Inc.
400	11.000%—09/30/2028[1]	315
	Herbalife Nutrition Ltd./HLF Financing, Inc.
300	7.875%—09/01/2025[1]	282
	Merck & Co., Inc.
300	1.900%—12/10/2028	265
	Perrigo Finance Unlimited Co.
200	3.900%—12/15/2024	193
200	4.400%—06/15/2030	176

		369

	Takeda Pharmaceutical Co. Ltd.
62	4.400%—11/26/2023	62

		1,293

PROFESSIONAL SERVICES—1.3%
	Gartner, Inc.
200	3.750%—10/01/2030[1]	178
	TriNet Group, Inc.
300	3.500%—03/01/2029[1]	252

		430

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
	Broadcom, Inc.
300	1.950%—02/15/2028[1]	261
100	4.000%—04/15/2029[1]	94

		355

	Texas Instruments, Inc.
200	2.250%—09/04/2029	178

		533

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

Principal Amounts, Value and Cost in Thousands

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

SOFTWARE—4.3%
	Fair Isaac Corp.
$ 300	4.000%—06/15/2028[1]	$279
	Open Text Corp.
400	3.875%—02/15/2028[1]	348
200	6.900%—12/01/2027[1]	205

		553

	Oracle Corp.
300	2.300%—03/25/2028	268
100	6.150%—11/09/2029	107

		375

	PTC, Inc.
200	3.625%—02/15/2025[1]	192

		1,399

SPECIALTY RETAIL—2.7%
	Abercrombie & Fitch Management Co.
200	8.750%—07/15/2025[1]	202
	Arko Corp.
200	5.125%—11/15/2029[1]	159
	Bath & BodyWorks, Inc.
400	6.875%—11/01/2035	365
	Gap, Inc.
200	3.625%—10/01/2029[1]	154

		880

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.8%
	Pitney Bowes
200	6.875%—03/15/2027[1]	168
	Seagate HDD Cayman
100	4.091%—06/01/2029	89
	Xerox Holdings Corp.
400	5.500%—08/15/2028[1]	339

		596

TEXTILES, APPAREL & LUXURY GOODS—0.6%
	Michael Kors USA, Inc.
200	4.250%—11/01/2024[1]	195

TOBACCO—4.4%
	Altria Group, Inc.
300	4.800%—02/14/2029	297
	B.A.T Capital Corp.
300	2.259%—03/25/2028	258
	Imperial Brands Finance Plc
300	3.125%—07/26/2024[1]	290

CORPORATE BONDS & NOTES—Continued

Principal Amount		Value

TOBACCO—Continued
	Philip Morris International, Inc.
$ 200	5.625%—11/17/2029	$209
	Turning Point Brands, Inc.
100	5.625%—02/15/2026[1]	91
	Vector Group Ltd.
300	5.750%—02/01/2029[1]	262

		1,407

TRADING COMPANIES & DISTRIBUTORS—1.2%
	Alta Equipment Group, Inc.
200	5.625%—04/15/2026[1]	188
	Ferguson Finance PLC
200	4.500%—10/24/2028[1]	192

		380

TRANSPORTATION INFRASTRUCTURE—0.6%
	Transurban Finance Co. Pty. Ltd.
200	4.125%—02/02/2026[1]	195

WATER UTILITIES—0.6%
	Huntington Ingalls Industries, Inc.
200	3.844%—05/01/2025	194

TOTAL CORPORATE BONDS & NOTES
(Cost $31,089)		30,520

FOREIGN GOVERNMENT OBLIGATIONS—1.6%
	Bahrain Government International Bond
200	7.000%—01/26/2026[1]	208
	Hungary Government International Bond
34	5.375%—03/25/2024	34
	Indonesia Government International Bond
200	3.500%—01/11/2028	192
	Russian Foreign Bond - Eurobond
200	4.250%—06/23/2027[1]	87

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $690)		521

TOTAL INVESTMENTS—95.9%
(Cost $31,779)		31,041

CASH AND OTHER ASSETS, LESS LIABILITIES—4.1%		1,325

TOTAL NET ASSETS—100.0%		$32,366

Harbor Scientific Alpha Income ETF

PORTFOLIO OF INVESTMENTS—Continued

CREDIT DEFAULT SWAP AGREEMENTS—Continue

CENTRALLY CLEARED SWAP AGREEMENTS
Counterparty/Exchange	Reference Entity	Buy/ Sell[4,5]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[6]	Payment Frequency	Notional Amount[7] (000s)	Value[8] (000s)	Upfront Premiums (Received)/Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 39	Buy	1.000%	12/20/2027	0.717%	Quarterly	8,500	(116)	(81)	(35)
ICE Clear Credit LLC	Markit CDX North America High Yield Index Series 39	Buy	5.000%	12/20/2027	4.311%	Quarterly	2,900	(95)	(39)	(56)

Total Centrally Cleared Credit Default Swaps										(91)

FAIR VALUE MEASUREMENTS

All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments and Credit Default Swap Agreements schedule) were classified as Level 2.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1

Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $19,000 or 59% of net assets.

2	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.

3	MTN after the name of a security stands for MediumTerm Note.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

5

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

6

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

7

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

8

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor ETF Trust

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2023 (Unaudited)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2023, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds”, respectively). The shares of each Fund are listed and traded on NYSE Arca, Inc. with the exception of shares of Harbor All-Weather Inflation Focus ETF (currently, Harbor Commodity All-Weather Strategy ETF), Harbor Dividend Growth Leaders ETF, and Harbor Long-Term Growers ETF that are listed and traded on NYSE. Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

Harbor All-Weather Inflation Focus ETF (currently, Harbor	Harbor Health Care ETF
Commodity All-Weather Strategy ETF) (Consolidated)	Harbor International Compounders ETF
Harbor Corporate Culture ETF	Harbor Long-Term Growers ETF
Harbor Corporate Culture Leaders ETF	Harbor Scientific Alpha High-Yield ETF
Harbor Disruptive Innovation ETF	Harbor Scientific Alpha Income ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)

Effective March 1, 2023, Harbor All-Weather Inflation Focus ETF was renamed Harbor Commodity All-Weather Strategy ETF.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.

Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts, rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.

Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition) are valued using evaluated prices furnished by a pricing vendor. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information

Harbor ETF Trust

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.

Swap agreements (including over-the-counter (“OTC”) and centrally cleared swaps) generally derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. The value of these swap agreements is generally determined by a pricing vendor using a series of techniques, including simulation pricing models, or by the counterparties to the OTC swap agreements, typically using its own proprietary models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporates significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1–	Quoted prices in active markets for identical securities.

Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.

Securities Transactions

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).

Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.